Payroll, staff and employee benefits obligations - Type of assets (Details) - Pension benefits	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset allocation
Equity securities	17.00%	27.00%	26.00%
Debt securities	44.00%	47.00%	46.00%
Monetary	2.00%	2.00%	3.00%
Annuity contracts	32.00%	17.00%	17.00%
Real estate	5.00%	7.00%	8.00%